Convertible Debentures - Schedule of Convertible Debentures (Details) (10-Q) (Parenthetical) - USD ($)																	9 Months Ended		12 Months Ended
	Jul. 05, 2017	Jul. 02, 2017	Jun. 16, 2017	Jun. 16, 2017	Apr. 18, 2017	Aug. 19, 2016	Aug. 15, 2016	Aug. 15, 2016	Jul. 28, 2016	Jun. 24, 2016	Mar. 31, 2016	Mar. 02, 2016	Jan. 21, 2016	Jan. 06, 2015	Jan. 04, 2015	Apr. 24, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 23, 2017	Jun. 09, 2017
Net proceeds from convertible debt																		$ 265,000	$ 265,000	$ 429,000
Warrant shares issued																					2,500,000	1,500,000
Debt conversion of shares value				$ 32,350	$ 40,000						$ 3,500
Debt Principal amount periodic payment	$ 50,000	$ 25,000										$ 30,000	$ 75,500	$ 50,890	$ 75,000					2,500
Debt instrument interest payment	$ 616	$ 308											$ 10,320	$ 1,229	$ 7,564					3,982
Debt conversion of convertible shares				392,155	2,009,419						2,500,000
Amortized debt issuance cost																	$ 2,395	$ 3,646	$ 4,303	$ 2,499
$400,000 [Member]
Exercise price per share								$ 0.05
Warrants and exercise price details								10 million shares exercisable at $0.05 per share over 2 years
$400,001 - $800,000 [Member]
Exercise price per share								$ 0.06
Warrants and exercise price details								15 million shares exercisable at $0.06 per share over 2 years
$800,001 - $1,600,000 [Member]
Exercise price per share								$ 0.07
Warrants and exercise price details								15 million shares exercisable at $0.07 per share over 2 years
$1,600,001 - $2,500,000 [Member]
Exercise price per share								$ 0.08
Warrants and exercise price details								10 million shares exercisable at $0.08 per share over 2 years
Convertible Debt [Member]
Net proceeds from convertible debt							$ 2,500,000
Warrant shares issued							50,000,000	50,000,000
Gross revenue							20.00%
Debt instrument, maturity date, description								The convertible debenture, bearing interest at 5% per annum, will mature 24 months after the full investment is realized, and is convertible into common stock at a 25% discount to the preceding 30 day average closing stock price.
Convertible debt bearing interest percent							5.00%	5.00%
Debt conversion of shares value						$ 25,000	$ 175,000	$ 175,000
Percent of convertible debt conversion							25.00%
Convertible debt trading days							30 days
Convertible Debt [Member] | 30 Days [Member]
Common stock discount rate								200.00%
Convertible Debt [Member] | Medical Marijuana Holdings [Member]
Gross revenue							20.00%
Convertible Debt One [Member]
Net proceeds from convertible debt									$ 35,000
Convertible debt bearing interest percent									8.00%
Convertible debt maturity date									Jul. 28, 2017
Percent of convertible debt conversion									78.00%
Convertible debt trading days									10 days
Convertible Debt Two [Member]
Net proceeds from convertible debt										$ 30,000						$ 33,250
Convertible debt bearing interest percent										8.00%						8.00%
Debt conversion of shares value			$ 32,350													$ 35,000
Convertible debt maturity date										Jun. 24, 2017						Apr. 11, 2015
Percent of convertible debt conversion										78.00%						55.00%
Convertible debt trading days										10 days						12 days
Debt Principal amount periodic payment			30,000
Debt instrument interest payment			$ 2,350
Debt conversion of convertible shares			392,155
Debt conversion description																The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the lowest closing bid prices of the Company’s common stock for the twelve (12) trading days prior to, and including, the conversion date. The note carries an eighteen percent (18%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares.
Maximum percent of debt holder owning issued and outstanding shares																4.99%
Amortized debt issuance cost																$ 1,750
Common stock reserved for potential conversions																5,000,000